Goodwill (Details) - Schedule of values assigned to the key assumptions used in the estimation of the recoverable amount	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Betterware [Member]
Goodwill (Details) - Schedule of values assigned to the key assumptions used in the estimation of the recoverable amount [Line Items]
Discount rate	10.00%	12.80%	11.20%
Terminal value growth rate	0.00%	3.00%	3.00%
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	30.00%	30.00%	38.00%
JAFRA [Member]
Goodwill (Details) - Schedule of values assigned to the key assumptions used in the estimation of the recoverable amount [Line Items]
Discount rate	9.10%
Terminal value growth rate	2.00%
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	15.30%